Variable Interest Entity (VIE) (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Schedule of sale and leaseback arrangement
The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2016:

Unit	Effective from	Sale value (in millions of U.S. dollars)	First repurchase option (in millions of U.S. dollars)	Month of first repurchase option	Last repurchase option (in millions of U.S. dollars)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate. These lease costs are eliminated on consolidation.

		(In thousands of US$)
Unit	Base LIBOR interest rate	2017	2018	2019	2020	2021
West Linus	1%	222	222	173	140	140

The assets and liabilities in the accounts of the VIE
The assets and liabilities in the accounts of the VIE as at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd

Investment in Finance Lease	482.9	530.4
Related party receivables	0.2	0.2
Total assets	483.1	530.6

Current position of long-term debt	51.4	51.4
Short-term related party liability	0.7	23.2
Accrued expense	0.1	—
Total current liabilities	52.2	74.6

Interest bearing debt	304.8	302.3
Non-current related party liability	125.0	125.0
Derivative instruments - payable	1.1	2.3
Total non-current liabilities	430.9	429.6

Accumulated Other Comprehensive loss	(1.0)	(2.1)
Retained earnings	1.0	28.5
Total stockholders' equity	—	26.4
Total liabilities and stockholders' equity	483.1	530.6

Book value of the unit in the Company’s consolidated accounts	537.0	559.1

Supplementary cash flow information relating to the VIE
Supplementary cash flow information relating to the VIE

(In millions of US$)	December 31, 2016	December 31, 2015
Non-cash financing activities
Proceeds from long-term loans (1)	50.0	—
Long term loans netted-down with related party balances (1)	(50.0)	—
Dividend to non-controlling interests in VIE (2)	(42.1)	—

(1)	During the year ended December 31, 2016 the SFL Linus Ltd withdrew bank loans and made loans to its parent, Ship Finance International. These balances are presented net in the cash flow statement.
(2) During the year ended December 31, 2016 SFL Linus Ltd that we consolidate declared dividends payable totaling $42.1 million to Ship Finance.